Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2019
Pension and other post-retirement benefits
27 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans. The Group contributed and recognized expenses of CHF  44 million, CHF  41 million, CHF  43 million, CHF  85 million and CHF  85 million related to its defined contribution pension plans in 2Q19, 1Q19, 2Q18, 6M19 and 6M18, respectively.
> Refer to “Note 31 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information.
The Group expects to contribute CHF  429 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2019. As of the end of 2Q19, CHF  242 million of contributions have been made.
On April 3, 2019, Credit Suisse announced an amendment to its existing Swiss defined benefit pension plan and the introduction of a new Swiss defined contribution plan. Effective January 1, 2020, savings contributions on gross salary components exceeding a certain threshold will be credited to a new Swiss defined contribution plan and no longer paid into the lump-sum component of the existing Swiss defined benefit pension plan. In the new Swiss defined contribution plan, insured employees can select the investment strategy and will bear the investment risk. These changes resulted in a reduction of the Swiss pension plan liabilities and an increase in the overall funding surplus of the existing Swiss defined benefit pension plan of CHF  428 million (CHF  338 million, net of tax) which was recognized as a prior service credit in 2Q19. The plan amendment triggered a revaluation of plan assets and liabilities based on 1Q19 market data, resulting in an actuarial gain and an additional increase in the overall funding surplus of the Swiss defined benefit pension plan of CHF  406 million (CHF  323 million, net of tax).
The total increase in the overall funding surplus of the Swiss defined benefit pension plan is reflected in Other assets – defined benefit pension and post-retirement plan assets.
Components of net periodic benefit costs
in	2Q19	1Q19	2Q18	6M19	6M18
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	68	67	65	135	130
Interest costs on benefit obligation	34	46	39	80	78
Expected return on plan assets	(126)	(125)	(150)	(251)	(299)
Amortization of recognized prior service cost/(credit)	(41)	(30)	(31)	(71)	(63)
Amortization of recognized actuarial losses	80	76	90	156	179
Settlement losses/(gains)	0	0	0	0	(1)
Curtailment losses/(gains)	0	0	(6)	0	(13)
Special termination benefits	2	8	10	10	17
Net periodic benefit costs	17	42	17	59	28
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 4Q18, in restructuring expenses.

Bank
Pension and other post-retirement benefits
26 Pension and other post-retirement benefits
> Refer to “Note 27 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 and “Note 30 – Pension and other post-retirement benefits” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2018 for further information.
The Bank contributed and recognized expenses of CHF  248 million and CHF  270 million related to its defined contribution pension plans in 6M19 and 6M18, respectively.
The Bank expects to contribute CHF  29 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2019. As of the end of 6M19, CHF  15 million of contributions had been made.
Components of net periodic benefit costs
in	6M19	6M18
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	8
Interest costs on benefit obligation	50	47
Expected return on plan assets	(55)	(58)
Amortization of recognized actuarial losses	10	26
Net periodic benefit costs	13	23
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 2018, in restructuring expenses.